Goodwill	12 Months Ended
Dec. 31, 2010
Goodwill [Abstract]
Goodwill
10. Goodwill
     The Group’s goodwill primarily arises from the initial consideration paid and, for those acquisitions made prior to January 1, 2009, subsequent settlement of contingent consideration of our acquisitions. The changes in the carrying amount of goodwill by segment for the years ended December 31, 2009 and 2010 are as follows:

				Movie theater
		Poster		& traditional
	LCD display	frame	Internet	outdoor
	network	network	advertising	billboards	Total
Balance as of January 1, 2009	$—	$—	$30,699,525	$—	$30,699,525
Goodwill acquired during the year	1,100,903	—	—	—	1,100,903
Goodwill recorded as a result of contingent consideration resolved	1,992,683	30,396,719	16,208,898	33,249,508	81,847,808
Modification of original purchase price allocation	—	—	193,266	—	193,266
Goodwill impairment	—	(30,396,719)	(23,961,974)	(33,249,508)	(87,608,201)
Reclassified from assets held for sale	402,742,395	—	—	—	402,742,395
Disposal of subsidiaries	—	—	(18,867,217)	—	(18,867,217)
Translation adjustments	260,212	—	—	—	260,212

Balance as of December 31, 2009	406,096,193	—	4,272,498	—	410,368,691
Goodwill acquired during the year	—	3,958,444	—	—	3,958,444
Goodwill recorded as a result of contingent consideration resolved	5,038,676	15,551,019	—	—	20,589,695
Goodwill impairment	—	(5,736,134)	—	—	(5,736,134)
Disposal of subsidiaries	—	—	(4,272,498)	—	(4,272,498)
Translation adjustments	399,355	27,079	—	—	426,434

Balance as of December 31, 2010	$411,534,224	$13,800,408	$—	$—	$425,334,632

     The gross amount and accumulated impairment losses by segment as of December 31, 2009 and 2010 are as follows:

				Movie theater
		Poster		& traditional
	LCD display	frame	Internet	outdoor
	network	network	advertising	billboards	Total
Goodwill, gross	$406,158,216	402,660,409	$245,368,810	$24,836,040	$1,079,023,475
Accumulated impairment losses	(62,023)	(402,660,409)	(241,096,312)	(24,836,040)	(668,654,784)

Balance as of December 31, 2009	$406,096,193	$—	$4,272,498	$—	$410,368,691

				Movie theater
		Poster		& traditional
	LCD display	frame	Internet	outdoor
	network	network	advertising	billboards	Total
Goodwill, gross	$411,596,247	422,196,951	$—	$24,836,040	$858,629,238

Accumulated impairment losses	(62,023)	(408,396,543)	—	(24,836,040)	(433,294,606)

Balance as of December 31, 2010	$411,534,224	$13,800,408	$—	$—	$425,334,632

     Management performs a goodwill impairment test for each of its reporting units as of December 31 of each year or when there is a triggering event causing management to believe it is more likely than not that the carrying amount of goodwill may be impaired. As a result of impairment tests, the Group recorded a goodwill impairment loss of $87,608,201 and $5,736,134, of which $23,961,974 and nil was related to the discontinued operations for the years ended December 31, 2009 and 2010, respectively.
Goodwill impairment in 2009
     On September 28, 2009, the Company and SINA jointly decided to abort the proposed acquisition announced on December 22, 2008. As such, the disposal group classified as held-for-sale as of December 31, 2008 were reclassified as assets to be held and used. At the time of reclassification, the assets were required to be measured at the lower of (1) their carrying amount before they were classified as held-for-sale, adjusted for any depreciation or amortization that would have been recognized had the assets been continuously classified as held and used or (2) their fair value at the date of reclassification. Certain of the reclassified assets had a fair value lower than their carrying value, which the Group believed was a goodwill impairment indicator. Accordingly, the Group performed an impairment test using the income approach valuation method on the two segments subjected to reclassification, LCD display and poster frame, which were also deemed as reporting units for the purpose of goodwill impairment test. The tests resulted in an impairment of $16,369,331 representing all the poster frame reporting unit’s remaining goodwill. This goodwill was the result of the settlement of contingent consideration while the associated reporting unit was classified as held-for-sale. The LCD display network passed the first step of impairment with fair value exceeding the carrying amount by a substantial margin and therefore, incurred no impairment loss.
     In the fourth quarter of 2009, the Group paid further contingent consideration of $14,027,388 related to the poster frame network reporting unit. The contingent consideration for the poster frame units was calculated based on the achieved earnings targets, which were determined at the time of the acquisitions. This amount was recorded as additional goodwill and was immediately impaired as there had been no material changes in the fair value of the reporting unit subsequent to September 28, 2009, the most recent impairment analysis date before December 31, 2009. The impairment test for goodwill arising from poster frame acquisitions was performed for the whole reporting unit rather than for each individual subsidiary. As a result, when the reporting unit’s fair value, which is based on management’s forecasted operating results for the reporting unit as a whole, declined significantly due to contracting customer demand caused by the financial crisis and increased competition, the additional goodwill arising from such contingent consideration was impaired even though individual subsidiaries were able to meet their respective earnings targets. The balance of goodwill for the poster frame reporting unit remained at zero at December 31, 2009.
     The annual impairment test for the LCD display reporting unit at December 31, 2009 did not result in additional goodwill impairment as there had been no material changes in the fair value of this unit subsequent to the date of the last impairment test on September 28, 2009.
     In August 2009, the Group started to negotiate with the ex-shareholders of various subsidiaries within the internet advertising reporting unit to sell back part of the equity interests held by the Group in those entities, in exchange for the reduction of future earn-out payments stated in the original purchase agreements. These transactions were considered a triggering event for performing an impairment test for the internet advertising division, which was the reporting unit for the purpose of the goodwill impairment test. As a result of the test, the Group recorded a goodwill impairment of $23,961,974. Subsequently, the Group disposed of these subsidiaries, which resulted in derecognition of goodwill amounting to $18,867,217. This amount has been classified within the loss from discontinued operations in the consolidated statements of operations.
     As of December 31, 2009, the internet advertising reporting unit had a goodwill balance of $4,272,498. The Group performed its annual impairment test at the end of the year, which indicated that the fair value exceeded the carrying amount by a significant margin and, therefore, no further goodwill impairment was recognized.
     The Group settled contingent purchase consideration of $33,249,508 associated with the movie theatre and traditional outdoor billboard reporting unit, respectively, during the year ended December 31, 2009. These amounts were recorded as additional goodwill and were immediately impaired as there had been no material changes in the fair value of the reporting unit subsequent to December 31, 2008, the most recent impairment analysis date, which was still lower than the carrying amount of the reporting unit on December 31, 2009. The balance of goodwill for the movie theatre and traditional outdoor billboard reporting unit remained at zero at December 31, 2009.
     The Group applied the income approach to estimate the fair value of its reporting units for goodwill impairment tests. The key assumptions used in this approach, which requires significant management judgment, include business assumptions, growth rate, terminal value, discount rate, and tax amortization benefit.
Goodwill impairment in 2010
     The Group settled contingent purchase consideration of $5,736,134 associated with the poster frame network reporting unit during the three months ended March 31, 2010. The amount was recorded as additional goodwill and was immediately impaired as there had been no material changes in the fair value of the poster frame network reporting unit subsequent to December 31, 2009, the most recent impairment analysis date, which was still lower than the carrying amount of the poster frame network reporting unit on March 31, 2010.
     The Group further settled contingent purchase consideration of $5,038,676 and $9,814,885 associated with the LCD display network and poster frame reporting units during 2010. The Group’s annual impairment test was performed for both reporting units using the income approach valuation method as of December 31, 2010, which indicated that the fair value of both reporting units significantly exceeded their carrying amounts. Therefore, no goodwill impairment was recognized.